Others (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Others Explanatory Abstract
Schedule of Gearing Ratio
	June 30, 2024	December 31, 2023	June 30, 2023
Total borrowings	$165,481	$160,517	$171,593
Total asset	418,068	448,815	494,993
Gearing ratio	39.58%	35.76%	34.67%

Schedule of Financial Instruments
Financial assets	June 30, 2024	December 31, 2023	June 30, 2023
Financial assets at amortised cost
Cash and cash equivalents	$150,108	$202,465	$255,390
Financial assets at amortised	97,350	92,115	93,420
Accounts receivable	4,714	5,522	4,194
Other receivables	18	18	23
Guarantee deposits paid	5,765	5,785	5,785
	$257,955	$305,905	$358,812
Financial liabilities	June 30, 2024	December 31, 2023	June 30, 2023
Financial liabilities at amortised
Short-term borrowings	$90,000	$90,000	$90,000
Accounts payable	346	29	428
Other accounts payable	11,561	11,069	8,667
Other payables to related parties	2,487	-	-
Long-term borrowings (including current portion)	47,893	50,473	57,490
	$152,287	$151,571	$156,585
Current lease liabilities	$5,562	$7,003	$8,875
Non-current lease liabilities	3,259	-	3,208
	$8,821	$7,003	$12,083

Schedule of Foreign Exchange Rate
	June 30, 2024
(Foreign currency: functional currency)	Foreign currency amount (In thousands)	Exchange rate	Book value (NTD)	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Financial assets Monetary items
USD:NTD	$8,882	32.45	$288,221	1%	$2,882	$-
Financial liabilities Monetary items
USD:NTD	$78	32.45	$2,531	1%	$25	$-
	December 31, 2023
(Foreign currency: functional currency)	Foreign currency amount (In thousands)	Exchange rate	Book value (NTD)	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Financial assets Monetary items
USD:NTD	$9,148	30.71	$280,935	1%	$2,809	$-
	June 30, 2023
(Foreign currency: functional currency)	Foreign currency amount (In thousands)	Exchange rate	Book value (NTD)	Degree of variation	Effect on profit or loss	Effect on other comprehensive income
Financial assets Monetary items
USD:NTD	$10,851	31.14	$337,900	1%	$3,379	$-

Schedule of Provision Matrix
	Six months ended June 30, 2024
	Expected loss rate	Total book value	Loss allowance
Not past due	0.00%	$3,882	$-
Up to 30 days past due	0.00%	731	-
31~90 days	0.00%	101	-
91~180 days	0.00%	-	-
181~270 days	0.00%	-	-
270~360 days	0.00%	-	-
More than 360 days	100.00%	8	8
		$4,722	$8

	Year ended December 31, 2023
	Expected loss rate	Total book value	Loss allowance
Not past due	0.00%	$5,055	$-
Up to 30 days past due	0.00%	288	-
31~90 days	0.00%	179	-
91~180 days	0.00%	-	-
181~270 days	0.00%	-	-
270~360 days	0.00%	-	-
More than 360 days	100.00%	8	8
		$5,530	$8
	Six months ended June 30, 2023
	Expected loss rate	Total book value	Loss allowance
Not past due	0.02%	$4,049	$1
Up to 30 days past due	0.15%	140	-
31~90 days	2.62%	6	-
More than 90 days	100.00%	8	8
		$4,203	$9

Schedule of Accounts Receivable
	2024	2023
	Accounts receivable	Accounts receivable
At January 1	$8	$276
Reversal of impairment loss	-	(267)
At June 30	$8	$9

Schedule of Undrawn Borrowing Facilities
	June 30, 2024	December 31, 2023	June 30, 2023
Fixed rate:
Expiring beyond one year	$13,040	$13,040	$13,040

Schedule of Maturity of Non-Derivative Financial Liabilities
	Less than 1	Between 1	Over 2
June 30, 2024	year	and 2 years	years	Total
Non-derivative financial liabilities
Short-term borrowings	$91,791	$-	$-	$91,791
Accounts payable	346	-	-	346
Other payables	11,561	-	-	11,561
Other payables to related parties	2,487	-	-	2,487
Lease liability	5,763	1,684	1,755	9,202
Long-term borrowings (including current portion)	11,109	12,383	25,420	48,912
	Less than 1	Between 1	Over 2
December 31, 2023	year	and 2 years	years	Total
Non-derivative financial liabilities
Short-term borrowings	$91,679	$-	$-	$91,679
Accounts payable	29	-	-	29
Other payables	11,069	-	-	11,069
Lease liability	8,007	-	-	8,007
Long-term borrowings (including current portion)	14,074	13,385	24,067	51,526
	Less than 1	Between 1	Over 2
June 30, 2023	year	and 2 years	years	Total
Non-derivative financial liabilities
Short-term borrowings	$90,629	$-	$-	$90,629
Accounts payable	428	-	-	428
Other payables	8,667	-	-	8,667
Lease liability	8,999	3,220	-	12,219
Long-term borrowings (including current portion)	19,925	19,472	18,650	58,047